Securities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Securities Abstract
Schedule of financial instruments FVTPL

	2024					2023
			Maturities
Financial instruments at FVTPL	Amortized Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds
Brazil	492,010	492,552	-	209,508	283,044	309,353
Total government bonds	492,010	492,552	-	209,508	283,044	309,353

Corporate bonds and other instruments
Bill of credit (LC)	10	10	-	2	8	1
Certificate of bank deposits (CDB)	1,322	1,365	-	850	515	5,770
Real estate and agribusiness letter of credit	1,282	1,283	-	965	318	186
Corporate bonds and debentures	7,277	5,904	-	-	5,904	23,667
Equity instrument (i)	12,148	12,900	12,900	-	-	13,199
Investment funds	100,180	100,199	100,199	-	-	16,164
Notes	50,050	51,029	-	51,029	-	-
Real estate and agribusiness certificate of receivables	-	-	-	-	-	234
Total corporate bonds and other instruments	172,269	172,690	113,099	52,846	6,745	59,221
Total financial instruments at FVTPL	664,279	665,242	113,099	262,354	289,789	368,574

Schedule of financial instruments currency

	2024		2023
	Amounts in		Amounts in
Financial instruments at FVTPL	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	3,691,084	597,882	1,681,223	346,130
U.S. Dollars	54,460	54,460	9,241	9,241
Others (i)	1,103,724	12,900	1,098,602	13,203
Total		665,242		368,574
(i)	Refers to an investment in Jupiter, a neobank for consumers in India and an investment in Din Global ("dBank"), a Pakistani fintech company. As of December 31, 2024, the total fair value of these investments corresponded to US$12,900 (US$13,199 on December 31, 2023), classified as level 3 in the fair value hierarchy, as described in note 30.

Schedule of financial instruments FVTOCI

	2024					2023
			Maturities
Financial instruments at FVTOCI	Amortized Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds (i)
Brazil	7,818,364	7,832,502	-	22,050	7,810,452	7,166,551
United States of America	176,818	177,006	-	15,747	161,259	126,914
Mexico	419,265	419,159	-	417,755	1,404	1,407
Colombia	28,023	28,023	-	-	28,023	-
Total government bonds	8,442,470	8,456,690	-	455,552	8,001,138	7,294,872

Corporate bonds and other instruments
Corporate bonds and debentures	1,125,489	1,120,206	-	45,978	1,074,228	1,243,841
Investment funds	23,221	23,221	-	23,221	-	54,803
Time deposit	304,100	303,970	-	287,447	16,523	194,390
Real estate and agribusiness certificate of receivables	9,289	9,430	-	-	9,430	17,839
Total corporate bonds and other instruments	1,462,099	1,456,827	-	356,646	1,100,181	1,510,873
Total financial instruments at FVTOCI	9,904,569	9,913,517	-	812,198	9,101,319	8,805,745

Schedule of financial instruments FVTOCI currency

	2024		2023
	Amounts in		Amounts in
Financial instruments at FVTOCI	Original Currency	US$	Original Currency	US$
Currency:
Brazilian Reais	56,819,567	9,203,636	37,333,260	7,686,169
U.S. Dollars	262,699	262,699	1,118,169	1,118,169
Mexican Pesos	8,729,908	419,159	23,880	1,407
Colombian Pesos	123,458,969	28,023	-	-
Total		9,913,517		8,805,745
(i)	Includes US$51,128 (US$23,050 on December 31, 2023) held by the subsidiaries for regulatory purposes, as required by the Central Bank of Brazil. It also includes government bonds and time deposits securities margins pledged by the Group for transactions on stock exchange in the amount of US$350,193 (US$130,150 on December 31, 2023). Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 30.

Schedule of financial instruments at amortized cost

	2024			2023
		Maturities
Financial instruments at amortized cost	Amortized Cost	Up to 12 months	Over 12 months	Amortized Cost
Government bonds
Colombia	208,641	-	208,641	52,650
Mexico	336,255	336,255	-	-
Spain	197,645	-	197,645	-
Korea	138,897	138,897	-	-
Total government bonds	881,438	475,152	406,286	52,650

Corporate bonds and other instruments
Corporate bonds and debentures	3,980	-	3,980	-
Time deposit	-	-	-	51,770
Total corporate bonds and other instruments	3,980	-	3,980	51,770
Total financial instruments at amortized cost	885,418	475,152	410,266	104,420

	2024		2023
	Amounts in		Amounts in
Financial instruments at amortized cost	Original Currency	US$	Original Currency	US$

Currency:
Mexican Pesos	7,003,292	336,257	878,640	51,770
Brazilian Reais	1,244,752	201,625	255,732	52,650
Colombian Pesos	919,186,238	208,639	-	-
U.S. Dollars	138,897	138,897	-	-
Total		885,418		104,420